Per share amounts	12 Months Ended
Mar. 31, 2012
Per share amounts

25. Per share amounts:

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2010
Basic net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,986	¥66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options	—	12

Diluted net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,998	¥66.79

For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16

For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	¥283,559	3,143,470	¥90.21	$3,450	$1.10
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥283,556	3,143,470	¥90.20	$3,450	$1.10

Certain stock options were not included in the computation of diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2010, 2011 and 2012 because the options’ exercise prices were greater than the average market price per common share during the period.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statement users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2011 and 2012. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2011	¥10,332,371	3,135,699	¥3,295.08
As of March 31, 2012	10,550,261	3,166,810	3,331.51	$128,364	$40.53